Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Nov. 05, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity [Line Items]
Ordinary Shares, issued and outstanding			43,403,894	43,312,049
Ordinary Shares, held by the company			2,229,595	1,993,293
Public offering of ordinary shares		7,705,000
Public offering price of ordinary shares		$ 12.50
Gross proceeds from from offering		$ 96,300,000
Repurchase of Ordinary Shares, value	30,000,000
Repurchase of Ordinary Shares, shares			236,302
Consideration of repurchase of Ordinary Shares			2,000,000
Percentage of incentive provided			50.00%
Options to purchase, shares outstanding			3,789,430	3,913,259
Restricted shares, granted			301,376
Exercise price of options awarded			May not be less than 100% of the fair market value
Equity remuneration plans			Vest as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years
Expiration period of options			7 years
Compensation cost charged against income			3,070,000	3,728,000	4,725,000
Options to purchase			40,088
Exercise price of options			$ 9.40
Aggregate intrinsic value			$ 8.47
Weighted average grant date fair value of employee options			$ 3.15	$ 3.83	$ 3.83
Total intrinsic value			800,000	2,500,000	1,000,000
Dividend yield			0.00%	0.00%	0.00%
Expected life			4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility			42.60%	43.20%	41.00%
Risk free interest rate			1.50%	1.50%	1.50%
Total unrecognized compensation cost related to non-vested employee options			2,100,000
Total unrecognized compensation cost related to non-vested non-employee options			100,000
Cash dividends on retained earnings			228,569,000	274,148,000
Minimum [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			20.00%
Stock options vesting period, minimum			48 months
Tax on dividend received			15.00%
Maximum [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Expiration period of options			60 months
Tax on dividend received			25.00%
Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee options			$ 3.54	$ 4.06	$ 5.13
Total intrinsic value			27,300.0	0.0	6,400.0
Orbotech Ltd. [Member]
Stockholders Equity [Line Items]
Ordinary Shares, held by the company			1,993,293
Subsidiaries [Member]
Stockholders Equity [Line Items]
Ordinary Shares, held by the company			236,302
Equity Awards [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding, vested			3,026,158
Ordinary shares available for future equity awards			741,554
Ordinary shares outstanding			4,690,120
Compensation cost charged against income			2,900,000	3,600,000	4,700,000
Restricted Stock [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded			$ 9.40	$ 12.48	$ 10.28
Total fair value of employee restricted shares vested			600,000	900,000	1,000,000
Total unrecognized compensation cost related to non-vested employee restricted shares			100,000
Restricted shares awarded to non employees			1,956
Restricted stock units settled to non -employees			48,006
Restricted Stock [Member] | Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded
Total fair value of employee restricted shares vested			4,000.0	9,000.0	17,000.0
Restricted shares awarded to non employees			0	0	0
Restricted stock units settled to non -employees			500
Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded				$ 10.43	$ 10.75
Total intrinsic value of employee RSUs			$ 1,500,000	$ 1,900,000	$ 1,500,000
Total unrecognized compensation cost related to non-vested employee restricted shares			$ 3,000,000
Restricted shares awarded to non employees			249,826
Restricted stock units settled to non -employees			179,899
Restricted Stock Units (RSUs) [Member] | Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded			$ 10.21		$ 10.75
Dividend yield			0.00%	0.00%	0.00%
Expected life			7 years	7 years	7 years
Expected volatility			38.10%	37.60%	41.00%
Risk free interest rate			1.50%	1.50%	1.50%
Restricted stock units settled to non -employees				0	0
2000 Plan [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Options to purchase, shares outstanding			3,689,693
Options to purchase, shares outstanding, vested			2,560,028
Restricted shares, granted, vested			291,295
Ordinary shares available for future equity awards			336,420
2010 Plan [Member]
Stockholders Equity [Line Items]
Ordinary shares available for future equity awards			405,134
Shares reserved for issuance pursuant to awards			1,000,000
Ordinary Shares subject to awards			250,000
Non-performance-based RSU, outstanding			321,372
2010 Plan [Member] | Performance Based RSU [Member]
Stockholders Equity [Line Items]
Performance-based RSU, outstanding			202,844
Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding				174,835
Equity remuneration plans			Vest in equal annual installments over two, three or four year periods from the grant date
Equity Incentive Plan [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Expiration period of options			7 years
Equity Incentive Plan [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Expiration period of options			10 years